Asset Sales, Impairments and Exploration Expenses - Summary of Impairments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Impairment Costs [Line Items]
Impairment of producing properties and costs of acquired unproved reserves	[1]	$ 0		$ 15		$ 772
Impairment Equity method investment		$ 0	[2]	0	[3]	20	[4]
Appalachian Basin
Impairment Costs [Line Items]
Impairment Charge						$ 772
Green River Basin
Impairment Costs [Line Items]
Impairment Charge				11
Other Property
Impairment Costs [Line Items]
Impairment Charge				$ 4

[1]	Excludes related impairments of unproved leasehold included in exploration expenses.
[2]	As a result of our impairment assessment in 2015, we recorded the following significant impairment charges, including those reported in discontinued operations, for which the fair value measured for these properties at December 31, 2015 was estimated to be approximately $880 million: •$2,308 million impairment charge related to natural gas-producing properties in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these properties included estimated cash flows from a potential divestment.•$26 million impairment charge on our unproved leasehold acreage in the Piceance Basin, reported in discontinued operations, as a result of the impairment of the producing properties in conjunction with a potential divestment.
[3]	As a result of our impairment assessment in 2014, we recorded the following significant impairment charges, including those reflected in discontinued operations, for which the fair value measured for these properties at December 31, 2014 was estimated to be approximately $11 million:•$11 million impairment charge related to natural gas-producing properties in the Green River Basin. Significant assumptions in valuing these properties included proved reserves quantities of more than 23.0 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $4.77 per Mcfe for natural gas (adjusted for locational differences), natural gas liquids and oil, and an after-tax discount rates of 9 percent and 11 percent.•$9 million of impairment charges related to costs of acquired unproved reserves and other insignificant producing properties
[4]	As a result of our impairment assessment in 2013, we recorded the following significant impairment charges, including those reflected in discontinued operations, for which the fair value measured for these properties at December 31, 2013 was estimated to be approximately $365 million:•$792 million impairment charge related to natural gas producing properties and an equity method investment in the Appalachian Basin. Significant assumptions in valuing these properties included proved reserves quantities of more than 299 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $3.60 per Mcfe for natural gas (adjusted for locational differences), and an after-tax discount rate of 11 percent.•$317 million impairment charge on our unproved leasehold acreage in the Appalachian Basin as a result of the impairment of the producing properties. Significant assumptions included estimates of the value per acre based on our recent transactions and those transactions observed in the market.•$107 million impairment charge related to natural gas producing properties in the Powder River Basin, reported in discontinued operations. Significant assumptions in valuing these properties included proved reserves quantities of more than 294 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $3.53 per Mcfe for natural gas (adjusted for locational differences), and an after-tax discount rate of 11 percent.•$88 million impairment charge related to acquired unproved reserves in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these unproved reserves included evaluation of probable and possible reserves quantities, expectation for market participant drilling plans, forward natural gas (adjusted for locational differences) and natural gas liquids prices, and an after-tax discount rate of 13 percent and 15 percent for probable and possible reserves, respectively.•$85 million impairment charge related to acquired unproved reserves in the Powder River Basin reported in discontinued operations. Significant assumptions in valuing these unproved reserves included evaluation of probable and possible reserves quantities, expectation for market participant drilling plans, forward natural gas (adjusted for locational differences) and natural gas liquids prices, and an after-tax discount rate of 15 percent and 18 percent for probable and possible reserves, respectively.